STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, INTERMEX HOLDINGS, INC. (Q2) (Details) - USD ($)	1 Months Ended			3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2017	Feb. 28, 2017	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)				35,000,000			35,000,000	35,000,000	35,000,000
Common shares, issued (in shares)				7,788,595			7,788,595	7,780,627	5,298,333
Common shares, outstanding (in shares)				7,788,595			7,788,595	7,780,627	5,298,333
Common stock, par value (in dollars per share)				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Intermex Holdings, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)				1,000			1,000	1,000
Common shares, issued (in shares)				10			10	10
Common shares, outstanding (in shares)				10			10	10
Common stock, par value (in dollars per share)				$ 0.01			$ 0.01	$ 0.01
Share-based compensation expense					$ 217,757	$ 1,247,215
Number of Units [Roll Forward]
Granted (in shares)								0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member]
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)									200,000,000
Common shares, issued (in shares)									81,879,165
Common shares, outstanding (in shares)									81,879,165
Common stock, par value (in dollars per share)									$ 0.01
Share-based compensation expense			$ 2,916,324
Number of Units [Roll Forward]
Granted (in shares)			0						0	0
Intermex Holdings, Inc. and Subsidiaries [Member] | Class B [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense				$ 484,805			$ 712,597	$ 1,845,943
Unrecognized compensation expense				$ 2,237,187			$ 2,237,187	$ 2,895,047
Number of Units [Roll Forward]
Outstanding, beginning balance (in shares)							7,472,000
Granted (in shares)							410,000	9,720,000
Vested (in shares)							(2,720,000)	(1,944,000)
Outstanding, ending balance (in shares)				5,162,000			5,162,000	7,472,000
Weighted Average Grant Date Fair Value [Abstract]
Outstanding beginning balance (in dollars per share)							$ 0.4879
Granted (in dollars per share)	$ 0.4948	$ 0.4872					0.4948	$ 0.4878
Vested (in dollars per share)							0.4875	0.4878
Outstanding ending balance (in dollars per share)				$ 0.4884			$ 0.4884	$ 0.4879
Intermex Holdings, Inc. and Subsidiaries [Member] | Class B [Member] | Grant Date [Member]
Share-based Compensation Arrangement [Abstract]
Vesting percentage							20.00%	20.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Class B [Member] | Anniversary of Grant Date Thereafter [Member]
Share-based Compensation Arrangement [Abstract]
Vesting percentage							20.00%	20.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Class C [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense							$ 0	$ 0
Unrecognized compensation expense				$ 1,014,983			$ 1,014,983	$ 1,010,852
Number of Units [Roll Forward]
Outstanding, beginning balance (in shares)							4,670,000
Granted (in shares)							205,000	4,860,000
Vested (in shares)							0	0
Outstanding, ending balance (in shares)				4,875,000			4,875,000	4,670,000
Weighted Average Grant Date Fair Value [Abstract]
Outstanding beginning balance (in dollars per share)							$ 0.2080
Granted (in dollars per share)	0.2126	0.2077					0.2126	$ 0.2080
Vested (in dollars per share)							0	0
Outstanding ending balance (in dollars per share)				$ 0.2082			$ 0.2082	$ 0.2080
Intermex Holdings, Inc. and Subsidiaries [Member] | Class D [Member]
Share-based Compensation Arrangement [Abstract]
Share-based compensation expense							$ 0	$ 0
Unrecognized compensation expense				$ 726,696			$ 726,696	$ 723,439
Number of Units [Roll Forward]
Outstanding, beginning balance (in shares)							4,670,000
Granted (in shares)							205,000	4,860,000
Vested (in shares)							0	0
Outstanding, ending balance (in shares)				4,875,000			4,875,000	4,670,000
Weighted Average Grant Date Fair Value [Abstract]
Outstanding beginning balance (in dollars per share)							$ 0.1489
Granted (in dollars per share)	$ 0.1535	$ 0.1485					0.1535	$ 0.1489
Vested (in dollars per share)							0	0
Outstanding ending balance (in dollars per share)				$ 0.1491			$ 0.1491	$ 0.1489
Intermex Holdings, Inc. and Subsidiaries [Member] | Other Minority Stockholders [Member] | Class A [Member]
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)				124,100			124,100	520,000
Common shares, issued (in shares)				124,100			124,100	124,100
Common stock, amount							$ 12,410,000	$ 12,410,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member]
Number of Units [Roll Forward]
Outstanding, beginning balance (in shares)							0
Outstanding, ending balance (in shares)								0
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member] | Class A [Member]
Share-based Compensation Arrangement [Abstract]
Common shares, authorized (in shares)				520,000			520,000	520,000
Common shares, issued (in shares)				520,000			520,000	124,100
Common stock, amount							$ 52,000,000	$ 52,000,000